Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Summary of intangible assets

	2022	2021
	USD	USD
Cost
At 1 January	1,004,369	—
Acquisition through business combination (Note 7)	20,580,000	1,002,147
Additions	1,666,934	2,222
Assets classified as held for sale (Note 34)	(2,170,000)	—
At 31 December	21,081,303	1,004,369

Accumulated amortization and impairment
At 1 January	15,963	—
Charge for the year	2,455,243	15,963
Impairment	8,221,754	—
Assets classified as held for sale (Note 34)	(145,935)	—
At 31 December	10,547,025	15,963
Net book value as at 31 December	10,534,278	988,406

	2022	2021	2020
	USD	USD	USD
General and administrative expenses (Note 23)	1,352,415	15,963	—
Assets classified as held for sale (Note 34)	1,102,828	—	—
	2,455,243	15,963	—

Schedule of intangible assets with indefinite useful life

	2022	2021
	USD	USD
Trade name	937,500	10,000
Customer list (B2B relationships)	3,692,778	50,000
Developed technologies	5,904,000	928,406
	10,534,278	988,406